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                         [BROWN BROTHERS HARRIMAN LOGO]



                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2002


                         BBH TAX-EFFICIENT EQUITY FUND
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BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)


SHARES                                                                      VALUE
------                                                                      -----
            COMMON STOCKS (97.3%)
            BASIC MATERIALS (2.9%)
 21,525     E.I. DuPont de Nemours & Co.                                $  957,863
 12,925     Phelps Dodge Corp.                                             462,715
                                                                        ----------
            TOTAL BASIC MATERIALS                                        1,420,578
                                                                        ----------

            CAPITAL GOODS/DURABLES (5.2%)
 15,699     Dover Corp.                                                    584,945
 41,492     General Electric Co.                                         1,309,073
  9,025     Illinois Tool Works, Inc.                                      650,702
                                                                        ----------
            TOTAL CAPITAL GOODS/DURABLES                                 2,544,720
                                                                        ----------

            CONSUMER NON-DURABLES (9.2%)
 18,985     Avon Products, Inc.                                          1,060,313
 25,924     Coca Cola Co.                                                1,439,041
 24,035     Estee Lauder Companies, Inc.                                   868,865
 30,625     Gillette Co.                                                 1,086,575
                                                                        ----------
            TOTAL CONSUMER NON-DURABLES                                  4,454,794
                                                                        ----------

            ENERGY (6.9%)
  8,650     ChevronTexaco Corp.                                            750,041
 43,993     Exxon Mobil Corp.                                            1,767,199
 15,719     Royal Dutch Petroleum Co.                                      821,475
                                                                        ----------
            TOTAL ENERGY                                                 3,338,715
                                                                        ----------

            FINANCE (19.8%)
 16,078     American International Group                                 1,111,311
 31,433     Bank of New York Co., Inc.                                   1,150,134
 43,816     Citigroup, Inc.                                              1,897,233
 15,700     Fannie Mae                                                   1,239,201
 38,642     FleetBoston Financial Corp.                                  1,364,063
 11,000     Hartford Financial Services Group, Inc.                        762,300
 18,850     Merrill Lynch & Co., Inc.                                      790,569
 25,925     St. Paul Companies, Inc.                                     1,291,324
                                                                        ----------
            TOTAL FINANCE                                                9,606,135
                                                                        ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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
SHARES                                                                       VALUE
------                                                                       -----
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (14.4%)
 22,775     Applera Corp. - Applied Biosystems Group                      $   389,908
 25,150     IMS Health, Inc.                                                  518,342
 15,529     Lilly (Eli) & Co.                                               1,025,690
 13,364     Medtronic, Inc.                                                   597,237
 29,700     Merck & Co., Inc.                                               1,613,898
 42,425     Pfizer, Inc.                                                    1,542,149
 31,415     Pharmacia Corp.                                                 1,295,240
                                                                          -----------
            TOTAL HEALTH CARE                                               6,982,464
                                                                          -----------

            RETAIL (7.2%)
 25,915     Costco Wholesale Corp.*                                         1,041,783
 28,283     Home Depot, Inc.                                                1,311,483
 20,425     Wal-Mart Stores, Inc.                                           1,140,940
                                                                          -----------
            TOTAL RETAIL                                                    3,494,206
                                                                          -----------

            SERVICES (9.7%)
 46,658     AOL Time Warner, Inc.*                                            887,435
 21,999     Cox Communications, Inc.*                                         734,547
 29,850     SBC Communications, Inc.                                          927,141
 31,425     Sprint Corp. PCS Group*                                           352,274
 20,425     Verizon Communications, Inc.                                      819,247
 20,450     Viacom, Inc. (Class B)*                                           963,195
                                                                          -----------
            TOTAL SERVICES                                                  4,683,839
                                                                          -----------

            TECHNOLOGY (19.1%)
 26,900     Applied Materials, Inc.*                                          654,208
 17,574     Automatic Data Processing, Inc.                                   893,462
 46,688     Cisco Systems, Inc.*                                              683,979
 25,150     Computer Associates International, Inc.                           467,790
 43,999     Dell Computer Corp.*                                            1,158,934
 18,120     EMC Corp. *                                                       165,617
 15,699     International Business Machines Corp.                           1,314,948
 33,789     Microsoft Corp.*                                                1,765,813


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SHARES                                                                               VALUE
------                                                                               -----
            COMMON STOCKS (CONTINUED)
            TECHNOLOGY (CONTINUED)
 21,025     Solectron Corp.*                                                     $    153,482
 28,085     STMicroelectronics NV *                                                   864,737
 41,533     Sun Microsystems, Inc.*                                                   339,740
 25,128     Texas Instruments, Inc.                                                   777,209
                                                                                 ------------
            TOTAL TECHNOLOGY                                                        9,239,919
                                                                                 ------------

            TRANSPORTATION (1.6%)
 12,575     United Parcel Service, Inc. (Class B)                                     755,003
                                                                                 ------------
            TOTAL TRANSPORTATION                                                      755,003
                                                                                 ------------

            UTILITIES (1.3%)
 16,500     Duke Energy Co.                                                           632,445
                                                                                 ------------
            TOTAL UTILITIES                                                           632,445
                                                                                 ------------

TOTAL INVESTMENTS, (IDENTIFIED COST $51,354,901) (a)               97.3%         $ 47,152,818
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                      2.7             1,306,809
                                                                  -----          ------------
NET ASSETS                                                        100.0%         $ 48,459,627
                                                                  =====          ============


*    Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $51,354,901, the aggregate gross unrealized appreciation is $1,932,830, and the aggregate gross unrealized depreciation is $6,134,913, resulting in net unrealized depreciation of $4,202,083.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
    Investments in securities, at value (identified cost $51,354,901)    $ 47,152,818
    Cash                                                                    1,171,107
    Receivables for:
        Capital stock sold                                                    164,155
        Dividends                                                              36,343
                                                                         ------------
           TOTAL ASSETS                                                    48,524,423
                                                                         ------------

LIABILITIES:
    Payables for:
        Expense payment fee                                                    58,615
        Administrative fees                                                     6,094
        Capital stock redeemed                                                     87
                                                                         ------------
           TOTAL LIABILITIES                                                   64,796
                                                                         ------------

NET ASSETS                                                               $ 48,459,627
                                                                         ============

Net Assets Consist of:
    Paid-in capital                                                      $ 59,074,162
    Distributions in excess of net investment income                           (6,607)
    Accumulated net realized loss on investments and futures contracts     (6,405,845)
    Net unrealized depreciation on investments                             (4,202,083)
                                                                         ------------

Net Assets                                                               $ 48,459,627
                                                                         ============


NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($48,459,627 DIVIDED BY 5,248,933 shares)                                   $9.23
                                                                                =====


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT LOSS:
    INCOME:
        Dividends (net of foreign withholdings taxes of $169)                    $     261,971
                                                                                 -------------
           TOTAL INCOME                                                                261,971
                                                                                 -------------

    EXPENSES:
        Expense payment fee                                                            235,006
        Administrative fees                                                             33,572
                                                                                 -------------
           TOTAL EXPENSES                                                              268,578
                                                                                 -------------
    NET INVESTMENT LOSS                                                                (6,607)
                                                                                 -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on investments                                          (744,095)
    Net change in unrealized appreciation (depreciation) on investments              (789,770)
                                                                                 -------------
           NET REALIZED AND UNREALIZED GAIN (LOSS)                                 (1,533,865)
                                                                                 -------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ (1,540,472)
                                                                                 ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED               FOR THE
                                                                                 APRIL 30, 2002            YEAR ENDED
                                                                                   (UNAUDITED)           OCTOBER 31,2001
                                                                                 --------------          ---------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:

        Net investment loss                                                           $  (6,607)           $  (101,155)
        Net realized gain (loss) on investments                                        (744,095)            (5,084,991)
        Net change in unrealized appreciation (depreciation)
           on investments                                                              (789,770)           (11,679,370)
                                                                                    ------------           ------------
           Net decrease in net assets resulting from operations                      (1,540,472)           (16,865,516)
                                                                                    ------------           ------------

    Distributions from net capital gains to Class N shareholders:                              -              (250,327)
                                                                                    ------------           ------------

    Capital transactions:
        Net proceeds from sales of capital stock                                      12,526,848             20,695,437
        Net asset value of capital stock issued to shareholders
           in reinvestment of distributions                                                    -                  1,340
        Net cost of capital stock redeemed                                           (3,359,912)           (14,512,859)
                                                                                    ------------           ------------
           Net increase in net assets resulting from
               capital transactions                                                    9,166,936              6,183,918
                                                                                    ------------           ------------
               Total increase (decrease) in net assets                                 7,626,464           (10,931,925)

NET ASSETS:

    Beginning of year                                                                 40,833,163             51,765,088
                                                                                    ------------           ------------
    END OF PERIOD                                                                   $ 48,459,627           $ 40,833,163
                                                                                    ============           ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period


                                                                                                          FOR THE
                                                                                                        PERIOD FROM
                                            FOR THE SIX                                                NOVEMBER 2, 1998
                                            MONTHS ENDED        FOR THE YEARS ENDED OCTOBER 31,        (COMMENCEMENT
                                           APRIL 30, 2002  ----------------------------------------   OF OPERATIONS) TO
                                            (UNAUDITED)             2001                2000           OCTOBER 31, 1999
                                           --------------  -------------------   ------------------   ------------------
Net asset value, beginning of period           $   9.46            $  13.52              $ 12.80             $ 10.00
Income from investment operations:
    Net investment loss                            0.00(1)            (0.02)               (0.04)              (0.03)
    Net realized and unrealized
        gain (loss)                               (0.23)              (3.97)                0.76                2.83

Less distributions from net
    realized gains                                    -               (0.07)                   -                   -
                                               --------            --------              -------             -------
Net asset value, end of period                 $   9.23            $   9.46              $ 13.52             $ 12.80
                                               ========            ========              =======             =======

Total return                                      (2.43)%            (29.65)%               5.62%              28.00%

Ratios/ Supplemental data:
    Net assets, end of period
        (000's omitted)                        $ 48,460            $ 40,833              $51,765             $36,498
    Expenses as a percentage of
        average net assets(2)                      1.20%(3)            1.20%                1.20%               1.20%(3)
    Ratio of net investment loss to
        average net assets                        (0.03)%(3)          (0.21)%              (0.30)%             (0.25)%(3)
    Portfolio turnover rate                          33%(3)              53%                  67%                 37%(3)

------------------
(1)  Less than $0.01.

(2) Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:
     1.47%(3)           1.46%          1.35%       1.29%(3)

(3)   Annualized.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax-Efficient Equity Fund, formerly The 59 Wall Street Tax Efficient Equity Fund, (the "Fund") is a separate, diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2002, there were no Class I shares outstanding.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

     B. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax reclassifications. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

     D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2.   TRANSACTIONS WITH AFFILIATES.

          INVESTMENT ADVISORY FEES. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which the BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets.

          ADMINISTRATIVE FEES. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2002, the Fund incurred $33,572 for administrative services.

          CUSTODY FEES. The Corporation has a custody agreement with BBH for which the BBH receives a fee calculated and paid monthly. Custody fees were reduced by $3,456 as a result of an expense arrangement with the Fund's custodian.

          SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets.

          EXPENSE PAYMENT FEE. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.20% of the Fund's average daily net assets. For the six months ended April 30, 2002, 59 Wall Street Administrators, Inc. incurred $328,202 in expenses, including investment advisory fees of $145,480, shareholder servicing/eligible institution fees of $55,954 and custody fees of $18,220 paid to BBH on behalf of the Fund. The Fund's expense payment fee agreement will terminate on July 31, 2003.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $15,238,783 and $7,190,652 respectively. For that same period, the Fund paid brokerage commissions of $2,202 to BBH for transactions executed on its behalf.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of Capital Stock as of April 30, 2002. Transactions in Class N shares of capital stock were as follows:


                                                                       FOR THE SIX
                                                                      MONTHS ENDED                     FOR THE
                                                                     APRIL 30, 2002                  YEAR ENDED
                                                                       (UNAUDITED)                OCTOBER 31, 2001
                                                                     ---------------              ----------------
Capital stock sold                                                     1,271,224                       1,771,480
Capital stock issued in connection with reinvestment
    of distributions                                                           -                             112
Capital stock redeemed                                                  (338,319)                     (1,283,540)
                                                                      ----------                      ----------
Net increase                                                             932,905                         488,052
                                                                      ==========                      ==========

5.   FINANCIAL FUTURES CONTRACTS

     The Fund may enter into futures contracts. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. There were no futures contract obligations outstanding at April 30, 2002.

6. FEDERAL INCOME TAX STATUS. At October 31,2001, the Fund for federal income tax purposes, has a capital loss carryforward of $5,289,157, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization of expiration or October 31, 2009.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

By telephone:                                             Call 1-800-575-1265
By E-mail send your request to:                           bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.



                         [BROWN BROTHERS HARRIMAN LOGO]